Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Other Intangible Assets

Goodwill is tested for impairment at least annually. See Note 3 for further discussion.

Goodwill

Changes in the carrying value of goodwill for the years ended December 31, 2014 and 2013 were as follows (dollars in thousands):

Balance as of January 1, 2013	$255,875
Effect of foreign currency translation	(6)
Balance as of December 31, 2013	$255,869
Effect of foreign currency translation	(7)
Balance as of December 31, 2014	$255,862

Acquired Intangible Assets

Acquired intangible assets that are subject to amortization as of December 31, 2014 and 2013, were as follows (dollars in thousands):

	As of December 31, 2014
	Cost	Accumulated Amortization	Net
Customer Relationships	$2,739	$(2,739)	$—
Lead provider relationships	2,489	(2,489)	—
Trademarks	406	(367)	39
Total	$5,634	$(5,595)	$39

	As of December 31, 2013
	Cost	Accumulated Amortization	Net
Customer Relationships	$2,743	$(2,727)	$16
Lead provider relationships	2,489	(2,489)	—
Trademarks	372	(343)	29
Total	$5,604	$(5,559)	$45

Non-competition agreements are amortized over the applicable terms of the contract. Customer and lead provider relationships are generally amortized over three to five years based on the pattern of economic benefits provided. Trademarks are generally amortized over three years on a straight-line basis.

Amortization

Amortization expense for acquired intangible assets was $45 thousand, $0.1 million and $0.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Estimated future amortization expense for the years ended December 31, is as follows (dollars in thousands):

YEAR	AMOUNT
2015	$16
2016	13
2017	10
Total	$39